CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - Class D Preferred Units - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Preferred Units [Line Items]
Units Subject to Possible Redemption	16,130,034	16,130,034	16,130,034
Units Subject to Possible Redemption, Value	$ 3.10	$ 3.10
Units Subject to Possible Redemption, Issuance Costs	$ 2,958,446	$ 2,958,446	$ 2,958,446
Units Subject to Possible Redemption, Preferred Returns	$ 7,895,161	$ 4,567,346	$ 515,068